S000094553 [Member] Expense Example - Franklin New York Municipal Income ETF - Franklin New York Municipal Income ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	$ 118